Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) - USD ($)
	Nov. 30, 2020	Nov. 30, 2019
Derivatives, Fair Value [Line Items]
Derivative assets	$ 0	$ 58,000,000
Derivative liabilities	10,000,000	25,000,000
Interest rate swaps | Cash flow hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	248,000,000	300,000,000
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets		58,000,000
Interest rate swaps | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	5,000,000	6,000,000
Interest rate swaps | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	5,000,000	9,000,000
Foreign currency zero cost collars | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	1,000,000
Cross currency swaps | Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liabilities	0	1,900,000,000
Cross currency swaps | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets	0	32,000,000
Cross currency swaps | Designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets	0	25,000,000
Cross currency swaps | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 0	1,000,000
Cross currency swaps | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ 9,000,000